VARIABLE INTEREST ENTITY (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income statement and cash flow statement
Revenues	32,918	24,660	26,789
Operating and administrative expense	(3,014)	(2,739)	(2,259)
Depreciation and amortization	(1,370)	(1,236)	(1,147)
Income from equity investments	330	195	233
Income taxes recovery/(expense)	(123)	(171)	(523)
Earnings	494	936	1,221
Loss attributable to noncontrolling interest	135	(229)	(407)
Earnings attributable to Enbridge Inc.	629	707	814
Cash flows
Cash provided by operating activities	3,341	2,874	3,371
Cash used in investing activities	(9,431)	(6,204)	(5,079)
Cash provided by/(used in) financing activities	5,070	4,395	2,030
Increase/(decrease) in cash and cash equivalents	(1,000)	1,053	347
Balance sheet
Current assets	6,950	6,600
Property, plant and equipment, net	42,279	33,318
Long-term investments	4,212	3,175
Deferred amounts and other assets	2,662	2,461
Current liabilities	(10,728)	(7,069)
Other long-term liabilities	(2,938)	(2,541)
Deferred income taxes	(2,925)	(2,483)
The fund
VARIABLE INTEREST ENTITY
Economic interest (as a percent)	67.30%	67.70%	69.20%
Income statement and cash flow statement
Revenues	403	288	146
Operating and administrative expense	(126)	(83)	(66)
Depreciation and amortization	(130)	(87)	(47)
Income from equity investments	57	54	57
Interest expense	(91)	(68)	(32)
Income taxes recovery/(expense)	(27)	(35)	(21)
Earnings	86	69	37
Loss attributable to noncontrolling interest	24	12	9
Earnings attributable to Enbridge Inc.	110	81	46
Cash flows
Cash provided by operating activities	260	200	137
Cash used in investing activities	(98)	(160)	(95)
Cash provided by/(used in) financing activities	(323)	1,495	381
Increase/(decrease) in cash and cash equivalents	(161)	1,535	423
Balance sheet
Current assets	84	224
Property, plant and equipment, net	2,317	2,390
Long-term investments	227	215
Deferred amounts and other assets	130	145
Current liabilities	(388)	(250)
Long-term debt	(1,364)	(1,864)
Other long-term liabilities	(26)	(22)
Deferred income taxes	(426)	(404)
Net assets before noncontrolling interest	554	434